Goodwill	3 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill

	Three Months Ended	Year Ended
	March 31, 2021	December 31, 2020
	(in thousands)
Opening balance	$936,257	$883,170
Current period acquisitions (Note 6)	—	27,191
Prior period acquisitions	—	123
Foreign exchange movement	(8,519)	25,773

Closing balance	$927,738	$936,257